FINANCIAL STATEMENT SCHEDULE I - Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,633,701,920	1,666,633,448	1,658,059,295
Treasury shares, shares	17,684,386	16,222,246	11,267,038
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,633,701,920	1,666,633,448
Treasury shares, shares	17,684,386	16,222,246